Short Term Liabilities to Banks and Others (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Short term liabilities to banks and others	$ 71,180	$ 70,819
Bank credit [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	2-3.1
Currency	NIS
Short term liabilities to banks and others	$ 736	947
Bank credit 1 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	US Prime -0.2
Currency	USD
Short term liabilities to banks and others	$ 2,362	2,125
Short-term bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	1.7-2.5
Currency	NIS
Short term liabilities to banks and others	$ 1,068	22,910
Current maturities of long-term loans from banks and other financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	2.5-5.81
Currency	NIS
Short term liabilities to banks and others	$ 65,453	42,839
Current maturities of long-term loans from banks [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	Libor +2.2
Currency	NIS (Linked to USD)
Short term liabilities to banks and others	$ 836	862
Short-term interest on long-term loans from other financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	2.6-5.5
Currency	NIS
Short term liabilities to banks and others	$ 725	$ 1,136